IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS	12 Months Ended
Dec. 31, 2015
IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS

15. IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS

	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	RMB	US$
				(Note 3)
Impairment on prepayment for equipment and other assets	11,813,313	3,555,845	—	—

Total	11,813,313	3,555,845	—	—

The Group prepaid RMB 11.8 million to a supplier for certain asset which was planned to be used in game promotion activity. In 2013, the management decided to change the game promotion plans and as a result the asset was no longer required under the new promotion plan and as such Group decided not to take title to the asset from the supplier and wrote off the non-refundable prepayment.

For the year ended December 31, 2014, the Group recorded RMB 3.6 million impairment on the prepayment to certain suppliers with which the Group terminated the transaction and wrote off the repayment balance considering its low collectability.